CONVERTIBLE DEBENTURE (Details)			3 Months Ended		9 Months Ended
	Sep. 30, 2019 CAD ($) D $ / shares	Sep. 10, 2019 CAD ($) $ / shares shares	Sep. 30, 2019 CAD ($) $ / shares	Sep. 30, 2018 CAD ($)	Sep. 30, 2019 CAD ($) $ / shares	Sep. 30, 2018 CAD ($)
Disclosure of detailed information about borrowings [line items]
Gross proceeds from issuing debenture units					$ 18,768,423	$ 49,800,000
Number of common share purchases warrants per debenture unit		5,000
Convertible debentures maturity term	24 months
Interest rate	5.00%		5.00%		5.00%
Conversion price | $ / shares	$ 2.00		$ 2.00		$ 2.00
Stock price trigger | $ / shares	$ 3.50
Consecutive trading days when the stock price is above a certain limit | D	10
Period of notice for conversion of debentures | D	30
Exercise price of warrants | $ / shares	$ 2.00		$ 2.00		$ 2.00
Warrants term	24 months
Fair value of liability component of the Convertible Debentures	$ 21,925,195		$ 21,925,195		$ 21,925,195
Equity component of the conversion feature	647,978		647,978		647,978
Debenture Warrants	2,426,826		2,426,826		2,426,826
Issuance costs	783,000
Issuance costs allocated against the liability component	686,697		686,697		686,697
Issuance costs allocated against the equity component	$ 96,303		96,303		96,303
Interest expense					68,493
Accretion expense					144,588
Deferred tax recovery			805,000	$ 0	805,000	$ 317,497
Corresponding deferred tax asset for the Debenture Warrants			635,950		635,950
Corresponding deferred tax asset for the equity component of the Convertible Debenture			$ 169,050		$ 169,050
Secured convertible debentures
Disclosure of detailed information about borrowings [line items]
Number of debenture units issued | shares		2,500
Price per debenture unit | $ / shares		$ 10,000
Gross proceeds from issuing debenture units		$ 25,000,000
Number of secured convertible debenture per debenture unit		1
Principal amount of each debenture		$ 10,000